UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.3%
CONSUMER—CYCLICAL 9.5%
AUTO PARTS EQUIPMENT 0.5%
Johnson Controls	44,200	$1,217,268
AUTOMOBILES 0.5%
Ford Motor Co.	103,500	1,185,075
HOME BUILDERS 0.7%
D.R. Horton	87,219	1,697,282
MEDIA 3.7%
News Corp., Class A	53,400	1,315,776
The Walt Disney Co.	91,300	4,533,958
Time Warner Cable	28,000	2,656,920
		8,506,654
RESTAURANT 1.3%
McDonald’s Corp.	33,200	2,889,728
RETAIL 1.8%
Nordstrom	35,000	1,893,150
Ross Stores	41,100	2,339,412
		4,232,562
SPECIALTY RETAIL 1.0%
PetSmart	17,600	1,243,616
Tiffany & Co.	19,700	1,161,906
		2,405,522
TOTAL CONSUMER—CYCLICAL		22,134,091
CONSUMER—NON-CYCLICAL 6.6%
AGRICULTURE 1.6%
Philip Morris International	40,200	3,613,176
BEVERAGE 1.0%
PepsiCo	33,000	2,316,930
COSMETICS/PERSONAL CARE 1.0%
Procter & Gamble Co.	32,700	2,283,441
RETAIL 3.0%
Costco Wholesale Corp.	25,000	2,599,750
CVS Caremark Corp.	96,700	4,497,517
		7,097,267
TOTAL CONSUMER—NON-CYCLICAL		15,310,814

	Number of Shares	Value
ENERGY 16.3%
OIL & GAS 13.5%
Apache Corp.	57,200	$4,409,548
Chevron Corp.	74,500	7,873,905
Devon Energy Corp.	84,700	4,376,449
Exxon Mobil Corp.	75,500	6,654,570
Marathon Petroleum Corp.	60,200	3,584,308
Occidental Petroleum Corp.	57,900	4,354,659
		31,253,439
OIL & GAS SERVICES 2.8%
National Oilwell Varco	15,100	1,031,330
Schlumberger Ltd.	77,100	5,521,902
		6,553,232
TOTAL ENERGY		37,806,671
FINANCIAL 20.4%
BANKS 6.7%
Bank of New York Mellon Corp.	69,600	1,666,224
Comerica	79,000	2,337,610
US Bancorp	162,300	5,235,798
Wells Fargo & Co.	192,500	6,354,425
		15,594,057
CREDIT CARD 1.4%
American Express Co.	60,100	3,359,590
DIVERSIFIED FINANCIAL SERVICES 7.4%
BlackRock	12,100	2,384,184
Citigroup	118,056	4,081,196
Franklin Resources	8,500	1,122,170
Goldman Sachs Group	18,900	2,226,231
JPMorgan Chase & Co.	178,000	7,312,240
		17,126,021
INSURANCE 4.9%
Aflac	28,400	1,504,916
Chubb Corp.	48,100	3,703,219
HCC Insurance Holdings	47,900	1,766,552
ProAssurance Corp.	13,100	1,187,908

	Number of Shares	Value
Prudential Financial	61,500	$3,205,380
		11,367,975
TOTAL FINANCIAL		47,447,643
HEALTH CARE 10.7%
HEALTH CARE PROVIDERS & SERVICES 1.9%
UnitedHealth Group	80,000	4,351,200
HEALTHCARE PRODUCTS 3.4%
Covidien PLC (Ireland)	75,600	4,393,116
Johnson & Johnson	50,800	3,542,284
		7,935,400
PHARMACEUTICAL 5.4%
Abbott Laboratories	45,300	2,944,500
Merck & Co.	98,800	4,376,840
Pfizer	138,400	3,462,768
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	41,800	1,686,630
		12,470,738
TOTAL HEALTH CARE		24,757,338
INDUSTRIALS 10.1%
AEROSPACE & DEFENSE 2.3%
General Dynamics Corp.	52,100	3,464,650
L-3 Communications Holdings	23,400	1,798,290
		5,262,940
DIVERSIFIED MANUFACTURING 3.9%
General Electric Co.	159,500	3,370,235
Parker Hannifin Corp.	23,200	1,905,880
Siemens AG (ADR) (Germany)	18,400	1,904,400
Stanley Black & Decker	25,600	1,840,896
		9,021,411
ELECTRICAL EQUIPMENT 1.0%
Emerson Electric Co.	47,700	2,395,971
MACHINERY 0.6%
Finning International (Canada)	24,456	560,345
Timken Co.	16,400	738,820
		1,299,165

	Number of Shares	Value
TRANSPORTATION 2.3%
Norfolk Southern Corp.	47,800	$2,886,164
United Parcel Service	34,400	2,514,984
		5,401,148
TOTAL INDUSTRIALS		23,380,635
MATERIALS 3.4%
CHEMICALS 2.0%
Ecolab	19,200	1,383,936
Potash Corp. of Saskatchewan (Canada)	52,500	2,022,300
Syngenta AG (Switzerland)	3,000	1,202,654
		4,608,890
METALS & MINING 1.4%
Allegheny Technologies	43,066	1,127,468
Freeport-McMoRan Copper & Gold	31,200	1,217,112
Newmont Mining Corp.	22,500	1,059,525
		3,404,105
TOTAL MATERIALS		8,012,995
REAL ESTATE 2.6%
SHOPPING CENTERS—REGIONAL MALL 1.3%
Simon Property Group	18,900	2,875,257
SPECIALTY 1.3%
Digital Realty Trust	26,883	1,735,029
Weyerhaeuser Co.	48,100	1,325,636
		3,060,665
TOTAL REAL ESTATE		5,935,922
TECHNOLOGY 11.1%
COMPUTERS 1.6%
Apple	6,400	3,745,792
SERVICES 1.9%
Visa, Class A	29,100	4,356,561
SOFTWARE 4.5%
Microsoft Corp.	34,400	915,728
Oracle Corp.	183,900	5,903,190

	Number of Shares	Value
Symantec Corp.(a)	201,600	$3,782,016
		10,600,934
TELECOMMUNICATION EQUIPMENT 3.1%
Cisco Systems	254,600	4,814,486
QUALCOMM	37,300	2,373,026
		7,187,512
TOTAL TECHNOLOGY		25,890,799
TELECOMMUNICATION SERVICES 3.1%
AT&T	95,300	3,252,589
China Mobile Ltd. (ADR) (Hong Kong)	32,700	1,861,284
Vodafone Group PLC (United Kingdom)	809,200	2,089,246
		7,203,119
UTILITIES 4.5%
ELECTRIC UTILITIES 2.0%
NextEra Energy	67,400	4,631,054
MULTI-UTILITIES 2.5%
Sempra Energy	42,500	2,907,850
Wisconsin Energy Corp.	77,500	2,908,575
		5,816,425
TOTAL UTILITIES		10,447,479
TOTAL COMMON STOCK (Identified cost—$194,391,022)		228,327,506
SHORT-TERM INVESTMENTS 1.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)	2,100,018	2,100,018
Federated Government Obligations Fund, 0.02%(b)	2,100,035	2,100,035
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,200,053)		4,200,053

TOTAL INVESTMENTS (Identified cost—$198,591,075)	100.1%	$232,527,559

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(168,183)

NET ASSETS	100.0%	$232,359,376

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities for the nine months ended November 30, 2012.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$228,327,506	$228,327,506	$—	$—
Money Market Funds	4,200,053	—	4,200,053	—
Total Investments(a)	$232,527,559	$228,327,506	$4,200,053	$—

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of November 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$198,591,075
Gross unrealized appreciation	$36,465,290
Gross unrealized depreciation	(2,528,806)
Net unrealized appreciation	$33,936,484

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: January 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin			Name: James Giallanza
Title: President and Principal			Title: Treasurer and Principal
Executive Officer			Financial Officer

Date: January 15, 2013